Assets held for sale (Details) - USD ($) $ in Millions				12 Months Ended
		Dec. 02, 2015	Mar. 10, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, ownership percentage		23.00%
Loss on disposal	[1]			$ (63)	$ 632	$ 61
Book value on disposal				16,409	17,175
Current assets
Accounts receivables, net				0	78
Total current assets				0	134
Non-current assets
Total non-current assets				128	1,105
Total assets				128	1,239
Current liabilities
Total current liabilities				0	(58)
Non-current liabilities
Total non-current liabilities				$ 0	(50)
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal			$ 181
Current assets
Cash and cash equivalents			40		27
Accounts receivables, net					78
Deferred tax assets			8		9
Other current assets			20		20
Total current assets			68		134
Non-current assets
Drilling units			969		965
Deferred tax assets LT			4		5
Goodwill			49		49
Other non-current assets			86		86
Total non-current assets			1,108		1,105
Total assets			1,176		1,239
Current liabilities
Trade accounts payable			(1)		(2)
Other current liabilities			(56)		(56)
Total current liabilities			(57)		(58)
Non-current liabilities
Other non-current liabilities			(60)		(50)
Total non-current liabilities			(60)		(50)
Total liabilities			$ (117)		$ (108)
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party ownership interest			50.00%	50.00%
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest prior to disposal					100.00%
Jurong Shipyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, ownership percentage		77.00%
Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal				$ 14,930	$ 15,145	$ 12
Exploration and Production Equipment | West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal		$ (82)		(82)
Book value on disposal		$ 210		210
Net proceeds/recoverable amount				128
Exploration and Production Equipment | SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal				181
Book value on disposal				1,059
Net proceeds/recoverable amount				1,240
Exploration and Production Equipment | Gain (Loss) on Disposal | West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal				(82)
Book value on disposal				210
Net proceeds/recoverable amount				$ 128

[1]	Includes transactions with related parties. Refer to Note 31.